Acquisition costs and other expenditure (Tables)	12 Months Ended
Dec. 31, 2020
Acquisition costs and other expenditure
Schedule of acquisition costs and other expenditure

	2020 $m	2019 $m	2018 $m
Acquisition costs incurred for insurance policiesnote(v)	(3,070)	(4,177)	(4,313)
Acquisition costs deferrednote C4.2	1,357	1,422	1,319
Amortisation of acquisition costsnotes (i),(v)	81	694	(1,260)
Recoveries for expenses associated with Jackson’s business ceded to Athenenote (ii)	1,203	—	—
Administration costs and other expenditure (net of other reinsurance commission)notes (iii),(iv),(v)	(4,609)	(5,019)	(3,877)
Movements in amounts attributable to external unit holders of consolidated investment funds	(443)	(203)	(396)
Total acquisition costs and other expenditure	(5,481)	(7,283)	(8,527)

Notes

(i)

The credit of $81 million in 2020 reflects $389 million arising in the US which is offset by a charge of $308 million in Asia as set out in note C4.2. The credit of $389 million in the US includes $1,576 million (2019: $1,248 million; 2018: charge of $(114) million) recorded in short-term fluctuations in investment returns largely as a result of the losses arising from market effects on variable annuity guarantee liabilities and associated hedging. This is offset by a charge of $(764) million for the write-off of the DAC held for the in-force fixed and fixed index annuity liabilities reinsured to Athene and a charge of $(423) million (2019: $(297) million; 2018: $(914) million) for amortisation of acquisition costs recorded in adjusted operating profit.

(ii)

As part of the reinsurance transaction with Athene Life Re Ltd discussed in note D1.1, Jackson received $1,203 million of ceding commission (including post-closing adjustments) as a recovery for past acquisition expenses associated with the business ceded.

(iii)

Included in total administration costs and other expenditure is depreciation of property, plant and equipment of $(218) million (2019: $(227) million; 2018: $(93) million), of which $(145) million (2019: $(141) million) relates to the right-of-use assets recognised under IFRS 16 and interest on the IFRS 16 lease liabilities of $16 million (2019: $20 million ). The 2020 amount also includes a credit of $770 million for the commission arising from the reinsurance transaction entered into by the Hong Kong business during the year as discussed in note D1.1. Administration costs and other expenditure includes $1 million (2019:  $3 million; 2018:  $7 million) relating to the fee income on financial instruments that are not held at fair value through profit or loss.

(iv)

During 2019, the Group paid $182 million of upfront fees to modify the terms and conditions of two subordinated debt instruments, which were expensed to the income statement as, in accordance with IAS 39, the transaction was treated as extinguishment of old debt and the issuance of new at fair value. Other fee expenses relating to financial liabilities held at amortised cost in 2020, 2019 and 2018 are part of the determination of the effective interest rate. All such amounts are included in 'Administration costs and other expenditure’.

(v)

Total depreciation and amortisation expense is included in ‘Acquisition costs incurred for insurance policies’, ‘Administration costs and other expenditure’ and ‘Amortisation of acquisition costs’ and relates primarily to amortisation of DAC of insurance contracts and asset management contracts. The segmental analysis of interest expense (included in ‘Administration costs and other expenditure’), other than interest expense in core structural borrowings (included separately in finance costs), and depreciation and amortisation (included within ‘Total acquisition costs and other expenditure') is shown below. Interest expense on financial liabilities not at fair value through profit and loss for 2020 was $564 million (2019: $802 million; 2018: $798 million).

	Other interest expense			Depreciation and amortisation
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Asia operations:
Insurance	(12)	(13)	—	(669)	(641)	(482)
Asset management	(1)	—	—	(16)	(14)	(5)
US operations:
Insurance	(220)	(264)	(212)	346	901	(1,110)
Asset management	(1)	(2)	—	(4)	(4)	(8)
Total segment	(234)	(279)	(212)	(343)	242	(1,605)
Unallocated to a segment (other operations)	(18)	(27)	(38)	(40)	(30)	(3)
Total continuing operations	(252)	(306)	(250)	(383)	212	(1,608)

Schedule of segmental analysis of other interest expense and depreciation and amortisation

	Other interest expense			Depreciation and amortisation
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Asia operations:
Insurance	(12)	(13)	—	(669)	(641)	(482)
Asset management	(1)	—	—	(16)	(14)	(5)
US operations:
Insurance	(220)	(264)	(212)	346	901	(1,110)
Asset management	(1)	(2)	—	(4)	(4)	(8)
Total segment	(234)	(279)	(212)	(343)	242	(1,605)
Unallocated to a segment (other operations)	(18)	(27)	(38)	(40)	(30)	(3)
Total continuing operations	(252)	(306)	(250)	(383)	212	(1,608)

Schedule of average number of staff employed

	2020	2019	2018
Asia and Africa operations*	12,949	14,206	16,520
US operations	3,650	4,014	4,285
Head office function†	657	784	954
Total continuing operations	17,256	19,004	21,759
Discontinued UK and Europe operations‡	—	5,672	6,447
Total Group	17,256	24,676	28,206

The Asia and Africa operations staff numbers above exclude 502 commission based sales staff (2019: 346; 2018: 119) who have an employment contract with the Company.

†     The ‘Head office function’ staff numbers include staff based in London and Hong Kong.

‡     Average staff numbers of the discontinued UK and Europe operations were for the period up to the demerger in October 2019.

Schedule of costs of employment

	2020 $m	2019 $m			2018 $m
	Group			Group			Group
	total	Continuing	Discontinued	total	Continuing	Discontinued	total
Wages and salaries	1,536	1,435	573	2,008	1,517	694	2,211
Social security costs	67	53	68	121	71	84	155
Defined benefit schemes*	—	(91)	(5)	(96)	7	(46)	(39)
Defined contribution schemes	76	69	41	110	77	50	127
Total Group†	1,679	1,466	677	2,143	1,672	782	2,454

The (credit) charge incorporated the effect of actuarial gains and losses. Post-demerger of the UK and Europe operations in October 2019, the Group’s defined benefit schemes costs are negligible.

†     Total costs of employment in the table above include staff costs of the discontinued UK and Europe operations for the period up to the demerger in October 2019.

Schedule of movement in outstanding options and awards

	Options outstanding under SAYE						Awards outstanding under
	schemes						incentive plans
	2020		2019		2018		2020	2019	2018
		Weighted		Weighted		Weighted
		average		average		average
	Number	exercise	Number	exercise	Number	exercise	Number
	of options	price	of options	price	of options	price	of awards
	millions	£	millions	£	millions	£	millions
Balance at beginning of year:	3.8	12.38	4.9	12.10	6.4	11.74	33.0	32.8	33.6
Granted	0.4	9.64	0.6	11.13	0.3	13.94	20.2	13.4	10.7
Modification	—	—	0.3	11.95	—	—	—	4.3	—
Exercised	(0.9)	11.44	(1.7)	10.87	(1.4)	10.85	(10.3)	(9.8)	(8.7)
Forfeited	—	14.27	—	12.87	(0.1)	12.25	(1.5)	(2.5)	(2.6)
Cancelled	(0.1)	12.55	(0.1)	12.82	(0.2)	12.43	(0.1)	(0.7)	—
Lapsed/Expired	(0.9)	13.28	(0.1)	12.93	(0.1)	12.60	(0.7)	(1.0)	(0.2)
M&G plc awards derecognised on demerger*	—	—	(0.1)	13.37	—	—	—	(3.5)	—
Balance at end of year	2.3	11.86	3.8	12.38	4.9	12.10	40.6	33.0	32.8
Options immediately exercisable at end of year	0.5	12.64	0.9	11.33	0.8	10.37

Prior to the demerger in October 2019, employees of M&G plc were granted replacement awards over M&G plc shares, in exchange for existing Prudential Group awards outstanding under incentive plans. As designated replacement awards were granted, no cancellation was recognised in respect of the original awards. As the replacement awards are an obligation of M&G plc, these awards were derecognised by the Group on demerger. M&G plc employees with outstanding SAYE options on demerger were treated as ‘good leavers’, with both the vesting period and number of options exercisable curtailed on demerger.

Summary of the range of exercise prices for options outstanding

	Outstanding									Exercisable
				Weighted average
	Number			remaining			Weighted average			Number			Weighted average
	outstanding			contractual life			exercise			exercisable			exercise
	(millions)			(years)*			prices £			(millions)			prices £
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Between £9 and £10	0.4	—	0.3	4.2	—	0.4	9.64	—	9.01	—	—	0.3	—	—	9.01
Between £11 and £12	1.2	2.4	3.0	2.2	2.0	1.6	11.11	11.19	11.19	0.3	0.9	0.5	11.11	11.33	11.11
Between £13 and £14	0.3	0.3	0.3	2.2	3.2	4.1	13.94	13.94	13.94	—	—	—	—	—	—
Between £14 and £15	0.4	1.1	1.3	1.3	2.0	2.6	14.55	14.55	14.55	0.2	—	—	14.55	—	—
Weighted average	2.3	3.8	4.9	2.4	2.1	2.1	11.86	12.38	12.10	0.5	0.9	0.8	12.64	11.33	10.37

The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.

Schedule of assumptions used to estimate fair value amounts on date of grant relating to all options and awards

	2020			2019				2018
					SAYE options
					Granted in	Granted in
	Prudential	SAYE	Other	Prudential	October	November	Other	Prudential	SAYE	Other
	LTIP (TSR)	options	awards	LTIP (TSR)	2019	2019	awards	LTIP (TSR)	options	awards
Dividend yield (%)	—	3.45	—	—	3.66	2.10	—	—	2.52	—
Expected volatility (%)	41.08	27.55	—	22.14	25.58	23.92	—	24.03	21.09	—
Risk-free interest rate (%)	0.39	0.27	—	0.97	0.31	1.60	—	1.19	0.97	—
Expected option life (years)	—	3.92	—	—	3.96	3.47	—	—	3.94	—
Weighted average exercise price (£)	—	10.74	—	—	11.12	11.18	—	—	13.94	—
Weighted average share price at grant date (£)	10.49	9.64	—	16.07	13.94	13.77	—	17.46	16.64	—
Weighted average fair value at grant date (£)	4.93	1.95	10.54	6.32	2.90	3.35	15.39	6.64	3.29	17.04

Schedule of key management remuneration

	2020 $m	2019 $m	2018 $m
Salaries and short-term benefits	20.0	25.2	22.0
Post-employment benefits	1.2	1.5	2.0
Share-based payments	14.6	13.1	19.0
	35.8	39.8	43.0

Schedule of fees payable to the auditor

	2020 $m	2019 $m	2018 $m
Fees payable to the Company’s auditor for the audit of the Company’s annual accounts	2.3	2.2	2.8
Fees payable to the Company’s auditor and its associates for other services:
Audit of subsidiaries pursuant to legislation	9.2	9.5	12.3
Audit-related assurance servicesnote (1)	3.5	5.7	6.3
Other assurance services	0.7	5.7	1.5
Services relating to corporate finance transactions	0.3	7.3	0.3
All other services	—	—	1.2
Total fees paid to the auditor	16.0	30.4	24.4

Analysed into:
Fees payable to the auditor attributable to the continuing operations:
Non-audit services associated with the demerger of the UK and Europe operationsnote (2)	—	11.7	1.0
Other audit and non-audit services	16.0	15.3	15.1
	16.0	27.0	16.1
Fees payable to the auditor attributable to the discontinued UK and Europe operations	—	3.4	8.3
	16.0	30.4	24.4

Notes

(1)Of the audit-related assurance service fees of $3.5 million in 2020 (2019: $5.7 million), $0.7 million (2019: $1.1 million) relates to services that are required by law.

(2)

Of the $11.7 million one-off non-audit services fees in 2019 associated with the demerger of the UK and Europe operations, $4.4 million was for other assurance services required by regulation and $7.3 million was for services relating to corporate finance transactions. In 2018, the $1.0 million was for all other services associated with the preparation for the demerger.